Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Nov. 01, 2020	Oct. 31, 2020	Jan. 31, 2020	Nov. 01, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 53,596		$ 54,242
Derivative liabilities	56,727		$ 53,203
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	600	$ 400		$ 600	$ 600
Derivative liabilities	$ 1,700	$ 1,200		$ 1,700	$ 1,600